SHARE-BASED PAYMENTS - ESOP Activity (Details)	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	$ 21.48	$ 33.94
Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning of year (in shares) | shares	6,050,854	6,504,125
Granted (in shares) | shares	2,697,713	1,320,700
Exercised (in shares) | shares	(687,165)	(1,553,846)
Forfeited (in shares) | shares	(579,700)	(196,825)
Expired (in shares) | shares	(4,800)	(23,300)
Options outstanding, end of year (in shares) | shares	7,476,902	6,050,854
Exercisable (in shares) | shares	2,934,364	2,187,379
Options outstanding, beginning of year	$ 24.25	$ 20.41
Granted	20.65	34.50
Exercised	17.94	17.06
Forfeited	26.28	24.17
Expired	11.02	10.06
Options outstanding, end of year	23.39	24.25
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 21.66	$ 19.05